Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Detail)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Schedule of Weighted Average Number of Diluted Shares Outstanding [Line Items]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	59,754,010	60,471,985	59,939,570	60,381,814
Effect of dilutive share options outstanding	612,127	591,035	451,629	714,650
Weighted average number of ordinary shares for diluted net income per ordinary share	60,366,137	61,063,020	60,391,199	61,096,464